Purchases And Sales Of Investments	12 Months Ended
Dec. 31, 2011
Purchases And Sales Of Investments [Abstract]
Purchases And Sales Of Investments

Note 7: Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Partnership for the years ended December 31, 2011, 2010 and2009 were as follows:

	December 31, 2011	December 31, 2010	December 31, 2009
Purchases:	$0	$0	$0
Sales:	$8,796,949	$10,129,823	$4,577,740